UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent Barnes
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6511

Copies to:

Laura E. Flores
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004-2541

Date of fiscal year end: May 31

Date of reporting period: August 31, 2019

 Item 1. Schedule of Investments.

Schedule of Investments
Wahed FTSE USA Shariah ETF
August 31, 2019 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.4%
Administrative Support Waste Management — 1.7%
Booking Holdings, Inc. (a)	77	$151,414
Gartner, Inc. (a)	168	22,457
Paychex, Inc.	556	45,425
Robert Half International, Inc.	196	10,480
Rollins, Inc.	240	7,874
TripAdvisor, Inc. (a)	172	6,534
		244,184
Agriculture, Forestry, Fishing & Hunting — 0.3%
Corteva, Inc.	1,350	39,582

Construction — 0.5%
D.R. Horton, Inc.	580	28,693
NVR, Inc. (a)	5	17,995
PulteGroup, Inc.	416	14,061
Toll Brothers, Inc.	260	9,409
		70,158
Finance & Insurance — 0.7%
Dow, Inc.	1,348	57,465
FleetCor Technologies, Inc. (a)	153	45,655
		103,120
Health Care & Social Assistance — 0.2%
Quest Diagnostics, Inc.	240	24,569

Information — 5.3%
Activision Blizzard, Inc.	1,364	69,018
Adobe, Inc. (a)	877	249,515
ANSYS, Inc. (a)	144	29,745
Autodesk, Inc. (a)	388	55,414
Citrix Systems, Inc.	216	20,084
Hewlett Packard Enterprise Co.	2,344	32,394
Intuit, Inc.	448	129,185
Liberty Broadband Corp. - Class A (a)	48	5,028
Liberty Broadband Corp. - Class C (a)	192	20,245
News Corp. - Class A	692	9,515
News Corp. - Class B	236	3,342
PTC, Inc. (a)	192	12,570
Symantec Corp.	1,116	25,947
Synopsys, Inc. (a)	264	37,438
Workday, Inc. - Class A (a)	288	51,057
Yandex N.V. - Class A (a)(b)	460	17,066
		767,563
Manufacturing — 70.9% (c)
3M Co.	1,007	162,852
Abbott Laboratories	3,102	264,663
Advanced Micro Devices, Inc. (a)	1,803	56,704
Agilent Technologies, Inc.	576	40,959
Air Products & Chemicals, Inc.	388	87,657
Albemarle Corp.	172	10,618
Alcoa Corp. (a)	336	6,025
Alkermes PLC (a)(b)	264	5,539
Allergan PLC	590	94,235
Analog Devices, Inc.	662	72,707

Apple, Inc.	8,294	1,731,290
Applied Materials, Inc.	1,706	81,922
Aptiv PLC (b)	436	36,262
Archer-Daniels-Midland Co.	948	36,071
Ashland Global Holdings, Inc.	120	8,789
Autoliv, Inc. (b)	164	11,218
Avery Dennison Corp.	168	19,416
Baker Hughes, a GE Co.	920	19,955
Baxter International, Inc.	848	74,582
Biogen, Inc. (a)	340	74,715
BioMarin Pharmaceutical, Inc. (a)	316	23,719
BorgWarner, Inc.	364	11,877
Bristol-Myers Squibb Co.	2,947	141,662
Bunge Ltd.	240	12,818
Celanese Corp.	216	24,488
CF Industries Holdings, Inc.	364	17,541
Chevron Corp.	3,434	404,251
Church & Dwight Co., Inc.	432	34,465
Coca-Cola European Partners PLC (b)	292	16,451
ConocoPhillips	2,037	106,291
The Cooper Cos., Inc.	87	26,948
Corning, Inc.	1,389	38,684
Cummins, Inc.	264	39,407
Danaher Corp.	1,146	162,835
DENTSPLY SIRONA, Inc.	412	21,486
Eaton Corp. PLC	760	61,347
Edwards Lifesciences Corp. (a)	384	85,187
Eli Lilly & Co.	1,549	174,991
Emerson Electric Co.	1,102	65,668
The Estee Lauder Cos., Inc. - Class A	384	76,028
Exxon Mobil Corp.	7,627	522,297
Flex Ltd. (a)	932	8,975
Flowserve Corp.	236	10,072
FMC Corp.	220	18,993
Fortive Corp.	508	36,017
Garmin Ltd. (b)	264	21,534
Gentex Corp.	452	12,023
The Goodyear Tire & Rubber Co.	408	4,680
Hasbro, Inc.	196	21,652
Hess Corp.	480	30,216
HollyFrontier Corp.	288	12,776
HP, Inc.	2,772	50,700
Ingersoll-Rand PLC	433	52,432
Intel Corp.	8,072	382,694
International Business Machines Corp.	1,598	216,577
International Flavors & Fragrances, Inc.	192	21,072
International Paper Co.	696	27,214
Jabil, Inc.	260	7,491
Jazz Pharmaceuticals PLC (a)(b)	99	12,687
Johnson & Johnson	4,786	614,331
Johnson Controls International PLC	1,617	69,030
Keurig Dr. Pepper, Inc.	380	10,366
Lear Corp.	120	13,471
Leggett & Platt, Inc.	240	8,926
LyondellBasell Industries NV - Class A	508	39,309
Marathon Petroleum Corp.	1,182	58,166
Martin Marietta Materials, Inc.	120	30,452
Marvell Technology Group Ltd.	1,179	28,261
Medtronic PLC (b)	2,417	260,770

Merck & Co., Inc.	4,641	401,307
Micron Technology, Inc. (a)	1,992	90,178
Mohawk Industries, Inc. (a)	120	14,267
Mondelez International, Inc. - Class A	2,560	141,363
Monster Beverage Corp. (a)	695	40,776
The Mosaic Co.	608	11,181
Murphy Oil Corp.	272	4,959
National Oilwell Varco, Inc.	712	14,546
NIKE, Inc. - Class B	2,222	187,759
Nucor Corp.	532	26,057
nVent Electric PLC (b)	272	5,511
NXP Semiconductors N.V. (b)	610	62,305
Pentair PLC (b)	292	10,489
Perrigo Co. PLC (b)	220	10,292
Pfizer, Inc.	10,024	356,353
PPG Industries, Inc.	412	45,645
The Procter & Gamble Co.	4,453	535,384
PVH Corp.	124	9,399
Qorvo, Inc. (a)	216	15,429
QUALCOMM, Inc.	2,190	170,316
Regeneron Pharmaceuticals, Inc. (a)	144	41,767
ResMed, Inc.	264	36,775
Rockwell Automation, Inc.	216	33,003
Roper Technologies, Inc.	184	67,484
Snap-on, Inc.	96	14,273
Stanley Black & Decker, Inc.	264	35,075
Steel Dynamics, Inc.	360	9,720
Stryker Corp.	617	136,147
Tapestry, Inc.	504	10,408
Teleflex, Inc.	83	30,205
Tesla, Inc. (a)	253	57,079
Texas Instruments, Inc.	1,689	209,014
Thermo Fisher Scientific, Inc.	718	206,109
Trimble, Inc. (a)	412	15,458
Under Armour, Inc. - Class A (a)	336	6,253
Under Armour, Inc. - Class C (a)	312	5,279
Valero Energy Corp.	724	54,503
Varian Medical Systems, Inc. (a)	168	17,796
VF Corp.	532	43,597
Western Digital Corp.	504	28,864
Westlake Chemical Corp.	72	4,218
Whirlpool Corp.	120	16,691
Xylem, Inc.	312	23,902
		10,302,643
Mining, Quarrying & Oil & Gas Extraction — 5.3%
Cabot Oil & Gas Corp.	724	12,395
Cimarex Energy Co.	192	8,214
Concho Resources, Inc.	360	26,334
Devon Energy Corp.	724	15,921
Diamondback Energy, Inc.	288	28,247
EOG Resources, Inc.	1,045	77,528
Freeport-McMoRan, Inc.	2,452	22,534
Halliburton Co.	1,504	28,335
Helmerich & Payne, Inc.	192	7,217
Linde PLC (b)	977	184,565
Marathon Oil Corp.	1,452	17,192
Newmont Goldcorp Corp.	1,471	58,678
Occidental Petroleum Corp.	1,347	58,568
Phillips 66	816	80,482

Pioneer Natural Resources Co.	292	36,039
Schlumberger Ltd.	2,494	80,880
Vulcan Materials Co.	240	33,900
		777,029
Professional, Scientific & Technical Services — 3.3%
Alexion Pharmaceuticals, Inc. (a)	388	39,095
Amdocs Ltd.	240	15,538
Cadence Design Systems, Inc. (a)	484	33,144
Cerner Corp.	580	39,968
Cognizant Technology Solutions Corp. - Class A	1,021	62,679
GoDaddy, Inc. - Class A (a)	292	18,495
The Interpublic Group of Cos., Inc.	656	13,041
Omnicom Group, Inc.	384	29,207
Salesforce.com, Inc. (a)	1,326	206,949
VMware, Inc. - Class A (a)	144	20,367
Xerox Holdings Corp.	316	9,161
		487,644
Retail Trade — 4.4%
Burlington Stores, Inc. (a)	120	24,299
Copart, Inc. (a)	340	25,633
Dollar Tree, Inc. (a)	408	41,424
eBay, Inc.	1,485	59,831
Fastenal Co.	988	30,252
The Gap, Inc.	348	5,495
Kohl's Corp.	288	13,611
Kontoor Brands, Inc.	96	3,287
Macy's, Inc.	492	7,262
Nordstrom, Inc.	212	6,142
Ross Stores, Inc.	647	68,588
Target Corp.	928	99,333
Tiffany & Co.	216	18,332
The TJX Cos., Inc.	2,187	120,219
Tractor Supply Co.	216	22,006
Ulta Beauty, Inc. (a)	96	22,822
Walgreens Boots Alliance, Inc.	1,390	71,154
		639,690
Transportation & Warehousing — 2.1%
Alaska Air Group, Inc.	48	2,866
Delta Air Lines, Inc.	288	16,664
Expeditors International of Washington, Inc.	292	20,761
FedEx Corp.	434	68,837
JB Hunt Transport Services, Inc.	164	17,719
Kansas City Southern	192	24,154
Norfolk Southern Corp.	479	83,370
Old Dominion Freight Line, Inc.	120	19,651
Southwest Airlines Co.	240	12,557
Uber Technologies, Inc. (a)	316	10,292
United Airlines Holdings, Inc. (a)	120	10,117
XPO Logistics, Inc. (a)	164	11,621
		298,609
Utilities — 2.4%
Ameren Corp.	436	33,637
Atmos Energy Corp.	216	23,810
Avangrid, Inc.	96	4,852
CenterPoint Energy, Inc.	856	23,703
Edison International	556	40,182
Evergy, Inc.	432	28,080
Exelon Corp.	1,746	82,516

MDU Resources Group, Inc.	356	9,573
Noble Energy, Inc.	844	19,057
PG&E Corp. (a)	1,028	10,742
Pinnacle West Capital Corp.	196	18,681
Public Service Enterprise Group, Inc.	908	54,907
		349,740
Wholesale Trade — 2.3%
Acuity Brands, Inc.	72	9,029
Advance Auto Parts, Inc.	120	16,554
AmerisourceBergen Corp.	268	22,048
Cardinal Health, Inc.	528	22,773
DuPont de Nemours, Inc.	1,350	91,705
Foot Locker, Inc.	196	7,093
Genuine Parts Co.	244	22,031
Henry Schein, Inc. (a)	264	16,268
McKesson Corp.	336	46,459
TE Connectivity Ltd. (b)	604	55,097
WW Grainger, Inc.	72	19,703
		328,760
TOTAL COMMON STOCKS (Cost $14,916,228)		14,433,291

TOTAL INVESTMENTS (Cost $14,916,228) — 99.4%		14,433,291
Other assets and liabilities, net — 0.6%		85,331
NET ASSETS — 100.0%		$14,518,622

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investements. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$14,433,291	$-	$-	$14,433,291
Total Investments in Securities	$14,433,291	$-	$-	$14,433,291

* See the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	10/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	10/25/2019

By (Signature and Title)*	/s/ Travis Babich
Travis Babich, Treasurer and Principal Financial Officer

Date	10/25/2019

*	Print the name and title of each signing officer under his or her signature.